S-K 1602(c) Dilution - USD ($)		6 Months Ended
	Sep. 22, 2026	Jun. 30, 2026
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	$ 7.21
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.29
Net Tangible Book Value, Amount of Dilution, per Share	2.79
Net Tangible Book Value, Adjusted, per Share	$ 7.21
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	174,212,500
Net Tangible Book Value, Adjusted	$ 168,103,807
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,060,811
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	23,310,811
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	7.21
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.29
Net Tangible Book Value, Amount of Dilution, per Share	2.79
Net Tangible Book Value, Adjusted, per Share	$ 7.21
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	151,600,000
Net Tangible Book Value, Adjusted	$ 146,144,107
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,060,811
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	20,270,270
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (6,037,500)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(5,250,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (134,700)
No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(790,541)
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	(0.51)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(0.43)
Net Tangible Book Value, Amount of Dilution, per Share	10.51
Net Tangible Book Value, Adjusted, per Share	$ (0.51)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	174,212,500
Net Tangible Book Value, Adjusted	$ (3,102,443)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,061,811
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,060,811
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		10.51
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	(0.52)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(0.44)
Net Tangible Book Value, Amount of Dilution, per Share	10.52
Net Tangible Book Value, Adjusted, per Share	$ (0.52)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	151,600,000
Net Tangible Book Value, Adjusted	$ (2,730,893)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,061,811
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	5,270,270
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		10.52
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (173,362,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(17,250,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (150,750,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(15,000,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (3,881,250)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(3,375,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (134,700)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(790,541)
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	6.6
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.68
Net Tangible Book Value, Amount of Dilution, per Share	3.4
Net Tangible Book Value, Adjusted, per Share	$ 6.6
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	174,212,500
Net Tangible Book Value, Adjusted	$ 125,302,244
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,060,811
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,998,311
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		3.4
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	6.59
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.67
Net Tangible Book Value, Amount of Dilution, per Share	3.41
Net Tangible Book Value, Adjusted, per Share	$ 6.59
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	151,600,000
Net Tangible Book Value, Adjusted	$ 108,925,357
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,060,811
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	16,520,270
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		3.41
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (43,340,625)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(4,312,500)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (37,687,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(3,750,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (5,498,438)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(4,781,250)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (134,700)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(790,541)
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	5.62
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.7
Net Tangible Book Value, Amount of Dilution, per Share	4.38
Net Tangible Book Value, Adjusted, per Share	$ 5.62
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	174,212,500
Net Tangible Book Value, Adjusted	$ 82,500,682
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,061,811
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	14,685,811
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		4.38
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	5.62
Net Tangible Book Value, Increase from Public Shareholders, Per Share	5.7
Net Tangible Book Value, Amount of Dilution, per Share	4.38
Net Tangible Book Value, Adjusted, per Share	$ 5.62
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	151,600,000
Net Tangible Book Value, Adjusted	$ 71,706,607
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,060,811
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,770,270
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		4.38
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (86,681,250)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (75,375,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (4,959,375)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(4,312,500)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (134,700)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(790,541)
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	3.83
Net Tangible Book Value, Increase from Public Shareholders, Per Share	3.91
Net Tangible Book Value, Amount of Dilution, per Share	6.17
Net Tangible Book Value, Adjusted, per Share	$ 3.83
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	174,212,500
Net Tangible Book Value, Adjusted	$ 39,699,119
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,061,811
Number of Shares Used, Offering	17,250,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,373,311
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		6.17
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share	(0.08)	3.82
Net Tangible Book Value, Increase from Public Shareholders, Per Share	3.9
Net Tangible Book Value, Amount of Dilution, per Share	6.18
Net Tangible Book Value, Adjusted, per Share	$ 3.82
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (509,575)
Net Tangible Book Value, Proceeds from Offering	151,600,000
Net Tangible Book Value, Adjusted	$ 34,487,857
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	6,061,811
Number of Shares Used, Offering	15,000,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,020,270
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share		$ 6.18
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (130,021,875)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(12,937,500)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (113,062,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(11,250,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (4,420,313)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(3,843,750)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (134,700)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment	(790,541)
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 438,382